Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information Research And Development Expenses [Abstract]
Schedule of Breakdown of Research and Development Expenses

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	€	€	€	€
Clinical expenses	(15,065,644)	(7,629,432)	(22,387,056)	(12,497,879)
Personnel expenses (Note 5)	(6,450,500)	(4,544,244)	(11,630,976)	(8,761,944)
Manufacturing costs	(1,572,017)	(736,427)	(4,135,971)	(2,643,513)
Nonclinical expenses	130,020	(1,667,811)	(1,705,446)	(4,419,009)
License costs	—	—	(1,500,000)	—
Intellectual Property costs	(109,793)	(104,021)	(221,501)	(104,021)
	(23,067,934)	(14,681,935)	(41,580,950)	(28,426,366)